UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 10-D

                         ASSET-BACKED ISSUER
         DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                 THE SECURITIES EXCHANGE ACT OF 1934

               For the monthly distribution period from
                October 26, 2007 to November 26, 2007

        Commission File Number of issuing entity:  333-134461-06

            Novastar Mortgage Funding Trust, Series 2007-1
        (Exact name of issuing entity as specified in its Charter)

         Commission File Number of depositor:   333-134461

                   Novastar Mortgage Funding Corporation
         (Exact name of depositor as specified in its Charter)

                        NovaStar Mortgage Inc.
          (Exact name of sponsor as specified in its Charter)

                              New York
     (State or other jurisdiction of incorporation or organization of the issuing entity)

                             48-1195807
                (I.R.S. Employer Identification No.)

        Care of Deutsche Bank National Trust Company as Trustee
             1761 East St. Andrew Place, Santa Ana CA
      (Address of principal executive offices of the issuing entity)

                                92705
                              (Zip Code)

   Registrant's Telephone Number, Including Area Code:  (816) 237-7000
                                  NONE
     (Former name or former address, if changed since last report)

                Registered / reporting pursuant to (check one)
                Section 12(b)  Section 12(g)  Section 15(d)  Name of Exchange
Title of Class                                             (if Section 12(b))
Class A-1A             [ ]             [ ]             [X]        Not Applicable
Class A-2A1            [ ]             [ ]             [X]        Not Applicable
Class A-2A2            [ ]             [ ]             [X]        Not Applicable
Class A-2B             [ ]             [ ]             [X]        Not Applicable
Class A-2C             [ ]             [ ]             [X]        Not Applicable
Class A-2D             [ ]             [ ]             [X]        Not Applicable
Class M-1              [ ]             [ ]             [X]        Not Applicable
Class M-2              [ ]             [ ]             [X]        Not Applicable
Class M-3              [ ]             [ ]             [X]        Not Applicable
Class M-4              [ ]             [ ]             [X]        Not Applicable
Class M-5              [ ]             [ ]             [X]        Not Applicable
Class M-6              [ ]             [ ]             [X]        Not Applicable
Class M-7              [ ]             [ ]             [X]        Not Applicable
Class M-8              [ ]             [ ]             [X]        Not Applicable
Class M-9              [ ]             [ ]             [X]        Not Applicable

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
such filing requirements for the past 90 days.                Yes [X] No [ ]

PART I   DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.
         On November 26, 2007 a distribution was made to holders of NovaStar Mortgage Funding Trust, Series 2007-1, NovaStar Home Equity Loan Asset-Backed Certificates, Series 2007-1

         The distribution report is attached Exhibit 99.1 to this Form 10-D.

PART II  OTHER INFORMATION

Item 2.  Legal Proceedings.
As previously disclosed, on May 4, 2007, a jury returned a judgment against NovaStar Home Mortgage, Inc. ("NHMI") in a lawsuit brought against NHMI and two other mortgage companies (the "Defendants") in the Superior Court of Orange County, California entitled American Interbanc Mortgage, LLC v. NovaStar Home Mortgage, Inc. et. al. The court trebled the award, made adjustments for amounts paid by settling Defendants, and entered a $46.1 million judgment against Defendants on June 27, 2007. The award is joint and several against the three defendants including NHMI. It is unknown if the other two defendants have the financial ability to pay any of the award. One of the other defendants has filed a bankruptcy petition.
NHMI's motion for the trial court to overturn or reduce the verdict was denied on August 20, 2007. NHMI is currently appealing the decision.
There can be no assurances that the appeal will be successful. NHMI has a negative net worth and no ability to pay the judgment and as a result management believes that it is unlikely the judgment will ever be paid by NHMI. We do not believe that the plaintiff has a valid legal basis to hold NovaStar Financial Inc. ("NFI") or its subsidiaries other than NHMI responsible for the judgment. But should the plaintiff be successful at any such attempt, NFI may be forced to consider bankruptcy. In accordance with generally accepted accounting principles, NHMI has recorded a liability of $47.2 million as of September 30, 2007 with a corresponding charge to earnings. The $47.2 million includes interest which is accruing on the obligation. Because NHMI is a wholly owned indirect subsidiary of NFI, the $47.2 million liability is included in the consolidated financial statements of NFI. The liability is included in "Liabilities of discontinued operations" line of the condensed consolidated balance sheets while the charge to earnings is included in the "(Loss) income from discontinued operations, net of income tax" line of the consolidated statements of operations of NFI.


The previously disclosed settlement agreement related to several derivative actions was subject to court approval, which was granted on September 19, 2007 and has become final.


In addition, NFI has have received requests or subpoenas for information from various Federal and State regulators or law enforcement officials, including, without limitation, the Federal Trade Commission, the Securities & Exchange Commission, the United State Department of Justice, the New York Attorney General and the Department of Labor.


While management currently believes that the ultimate outcome of all pending proceedings and claims will not have a material adverse effect on NFI's financial condition, litigation is subject to inherent uncertainties. If an unfavorable ruling were to occur in any one of them, there exists the possibility of a material adverse impact on NFI's financial condition, results of operations and cash flows.

Item 3.  Sales of Securities and Use of Proceeds.
         None.

Item 4.  Defaults Upon Senior Securities.
         None.

Item 5.  Submission of Matters to a Vote of Security Holders.
         None.

Item 6.  Significant Obligors of Pool Assets.
         None.

Item 7.  Significant Enhancement Provider Information.
         None.

Item 8.  Other Information.
         None.

Item 9.  Exhibits.
        (a) The following is a list of documents filed as part of this Report on Form 10-D:

            Monthly Statement to Noteholders on November 26, 2007 is Filed as Exhibit 99.1 hereto.

        (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed in the Exhibit Index that immediately follows the signature page hereof.



                               SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


                                       NovaStar Mortgage Funding Corporation
                                       (Depositor)


                                       /s/ Matt Kaltenrieder
                                       Name:  Matt Kaltenrieder
                                       Title: Vice President

     Date:  December 10, 2007


EXHIBIT INDEX

Exhibit Number

   EX-99.1 Monthly report distributed to holders.